Annual Total Returns- JPMorgan Equity Focus Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Equity Focus Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.34%	39.81%	8.08%	4.40%	8.37%	24.34%	(4.77%)	29.61%	23.52%